SCHEDULE OF RECONCILIATION OF INCOME TAXES (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income before tax	$ 2,389,982	$ 2,122,511	$ 6,650,756	$ 5,190,975
US statutory tax rates			30.50%	30.50%
Expected income tax			$ 2,028,481	$ 1,583,247
Non-deductible items			(29,508)	(60,470)
Change in estimates and other			(65,027)	603,422
Change in enacted tax rate			337,961
Foreign tax rate difference			(86,696)	(120,372)
Change in valuation allowance			171,288	(398,386)
Total income tax expense			2,356,499	1,607,441
Current income tax expense	$ 712,446	$ 485,456	1,993,182	1,197,888
Deferred tax expense (recovery)			$ 363,317	$ 409,553